Deferred Charges	12 Months Ended
Dec. 31, 2011
Deferred Charges [Abstract]
Deferred Charges
6.	Deferred charges:

	Dry-docking	Financing fees	Total
December 31, 2009	$2,763	$18,904	$21,667
Cost incurred	4,822	16,107	20,929
Amortization expensed	(1,373)	(1,933)	(3,306)
Amortization capitalized	—	(1,683)	(1,683)

December 31, 2010	$6,212	$31,395	$37,607
Cost incurred	7,251	9,990	17,241
Amortization expensed	(2,367)	(3,421)	(5,788)
Transfer on loss on vessels (note 4)	(1,726)	—	(1,726)
Amortization capitalized	—	(1,417)	(1,417)

December 31, 2011	$9,370	$36,547	$45,917